Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [Line Items]
Investments in equity accounted investees	₩ 84,329	₩ 109,119	₩ 126,719
Profit (loss) for the year	(2,576,729)	(3,195,585)	1,333,544
Other comprehensive income (loss)	70,306	40,947	701,612
Total comprehensive income (loss) for the year	(2,506,423)	(3,154,638)	2,035,156
Other associates [member]
Disclosure of associates [Line Items]
Investments in equity accounted investees	60,129	66,335	₩ 78,321
Profit (loss) for the year	(1,634)	2,724
Other comprehensive income (loss)	(722)	(7,516)
Total comprehensive income (loss) for the year	₩ (2,356)	₩ (4,792)